Income Tax - Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates [Abstract]
Loss before income tax expense	¥ (323,340,119)	$ (46,237,021)	¥ (149,847,421)	¥ (156,970,922)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income taxes benefit computed at the statutory income tax rates	¥ (80,835,030)		¥ (37,461,855)	¥ (39,242,730)
Effect of income tax rate difference in other jurisdictions	88,364,067		27,459,104	26,893,417
Non-deductible expenses	128,282		1,575,644	3,454,770
Change in valuation allowance on deferred tax assets	7,005,774		15,570,760	13,899,309
Total	¥ 14,663,093	$ 2,096,794	¥ 7,143,653	¥ 5,004,766